Intangible Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Amortization expense	$ 418,080	$ 509,626	$ 679,503	$ 679,495